Income Tax and Taxes Payable (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax and Taxes Payable [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Current income tax expense	$19,769	$12,807
Deferred income tax expense	-	-
Total income tax expense	$19,769	$12,807